Segment reporting - Major customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer		Dec. 31, 2016 USD ($) customer
Disclosure of major customers [abstract]
Sales	$ 2,274,038	$ 1,741,693	[1]	$ 1,576,037	[1]
Number of major customers	0
Top Ten Customers [Member]
Disclosure of major customers [abstract]
Sales	$ 758,894	$ 820,897		$ 656,907
Number of major customers | customer	10	10		10
Dow Corning Corporation [Member]
Disclosure of major customers [abstract]
Percentage of Company's sales		12.20%		13.70%

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.